SHAREHOLDERS' EQUITY - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2020
Share Capital
Share capital	R$ 9,235,546	R$ 9,235,546
Quantity of ordinary shares	1,361,263,584		1,361,263,584
Percentage of ordinary shares			100.00%
Maximum authorized increase in number of common shares	780,119,712
SUZB3 common shares quoted (per share)	R$ 49.69	R$ 60.11
Controlling Shareholders
Share Capital
Quantity of ordinary shares	622,529,014
Percentage of ordinary shares	45.73%
Suzano Holding S.A.
Share Capital
Quantity of ordinary shares	367,612,329
Percentage of ordinary shares	27.01%
Controller
Share Capital
Quantity of ordinary shares	194,809,797
Percentage of ordinary shares	14.31%
Managements and related persons
Share Capital
Quantity of ordinary shares	33,952,144
Percentage of ordinary shares	2.49%
Alden Fundo de Investimento em Acoes
Share Capital
Quantity of ordinary shares	26,154,744
Percentage of ordinary shares	1.92%
Other shareholders
Share Capital
Quantity of ordinary shares	714,417,901
Percentage of ordinary shares	52.48%
Share Capital
Share Capital
Share capital	R$ 9,269,281
Share issuance costs
Share Capital
Share issue related cost	R$ 33,735
Treasury shares.
Share Capital
Quantity of ordinary shares	24,316,669
Percentage of ordinary shares	1.79%